BORROWINGS (Long-term Future Principal Repayments) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
BORROWINGS [Abstract]
2013	328,000,000
2014	167,000,000
Long-term Debt, Total	495,000,000	547,750,000